EQUITY ACCOUNTED INVESTMENTS - Gross Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	$ 14,493	$ 12,795
Non-current assets	40,253	38,956
Total assets	54,746	51,751
Current liabilities	12,133	11,024
Non-current liabilities	31,276	29,674
Total liabilities	43,409	40,698
Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	19,884	18,132
Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	10,839	10,619
Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Total assets	23,929	22,742
Investments accounted for using equity method
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	3,149	1,811
Non-current assets	10,009	3,087
Total assets	13,158	4,898
Current liabilities	1,816	1,129
Non-current liabilities	6,907	1,817
Total liabilities	8,723	2,946
Total net assets	4,435	1,952
Investments accounted for using equity method | Business services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	448	586
Non-current assets	1,243	1,057
Total assets	1,691	1,643
Current liabilities	481	515
Non-current liabilities	1,116	943
Total liabilities	1,597	1,458
Total net assets	94	185
Investments accounted for using equity method | Infrastructure services
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,605	187
Non-current assets	8,030	1,287
Total assets	9,635	1,474
Current liabilities	830	128
Non-current liabilities	5,569	617
Total liabilities	6,399	745
Total net assets	3,236	729
Investments accounted for using equity method | Industrials
Disclosure Of Associates And Joint Ventures [Line Items]
Current assets	1,096	1,038
Non-current assets	736	743
Total assets	1,832	1,781
Current liabilities	505	486
Non-current liabilities	222	257
Total liabilities	727	743
Total net assets	$ 1,105	$ 1,038